STOCKHOLDERS' EQUITY - Share Consolidation Retroactively Adjusted Basis (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 26, 2024	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024
Increase (Decrease) in Shareholders' Equity
Balance at the beginning			$ 3,581,591	$ 3,877,205
Share-based compensation May 14, 2024				24,761
Share-based compensation to executive officers May 31, 2024				363,169
Scholar 08/26/2024				26,164
Private placement September 18, 2024				406,675
Exercise of Series A Warrants - Reduce of Warrants liabilities			126,180
Balance at the end			$ 4,256,282	3,581,591
Series A Warrants
Increase (Decrease) in Shareholders' Equity
Exercise of Series A Warrants - Reduce of Warrants liabilities		$ 126,180
Number of warrants reclassed from liability			1,500,000
Ordinary Shares
Increase (Decrease) in Shareholders' Equity
Balance at the beginning			$ 25,220	11,675
Share-based compensation May 14, 2024 (Shares)	27
Share-based compensation May 14, 2024	$ 24			23
Share-based compensation - Employees May 31, 2024				890
Share-based compensation to executive officers May 31, 2024				286
Scholar 08/26/2024				24
Private placement September 18, 2024				2,722
Adjustment for share consolidation			4	3
Balance at the end			26,724	25,220
Ordinary Shares | Series A Warrants
Increase (Decrease) in Shareholders' Equity
Exercise warrants, one			600
Exercise warrants, two			$ 900	1,039
Ordinary Shares | Series B Warrants
Increase (Decrease) in Shareholders' Equity
Exercise warrants, one				$ 8,558
Ordinary Shares | Pro Forma
Increase (Decrease) in Shareholders' Equity
Balance (shares)			25,216,523	11,675,216
Share-based compensation May 14, 2024 (Shares)				23,360
Share-based compensation - Employees May 31, 2024 (Shares)				889,960
Share-based compensation to executive officers May 31, 2024 (Shares)				285,960
Scholar 08/26/2024 (Shares)				23,360
Private placement September 18, 2024 (Shares)				2,722,224
Balance (shares)			26,716,523	25,216,523
Ordinary Shares | Pro Forma | Series A Warrants
Increase (Decrease) in Shareholders' Equity
Exercise warrants (Shares) , one			600,000
Exercise warrants (Shares) , two			900,000	1,038,889
Ordinary Shares | Pro Forma | Series B Warrants
Increase (Decrease) in Shareholders' Equity
Exercise warrants (Shares) , one				8,557,554
Ordinary Shares | Share Consolidation (25:1)
Increase (Decrease) in Shareholders' Equity
Balance (shares)			1,008,665	467,009
Share-based compensation May 14, 2024 (Shares)				935
Share-based compensation - Employees May 31, 2024 (Shares)				35,599
Share-based compensation to executive officers May 31, 2024 (Shares)				11,439
Scholar 08/26/2024 (Shares)				935
Private placement September 18, 2024 (Shares)				108,889
Adjustment for share consolidation (in shares)			21
Balance (shares)			1,068,686	1,008,665
Ordinary Shares | Share Consolidation (25:1) | Series A Warrants
Increase (Decrease) in Shareholders' Equity
Exercise warrants (Shares) , one			24,000
Exercise warrants (Shares) , two			36,000	41,556
Ordinary Shares | Share Consolidation (25:1) | Series B Warrants
Increase (Decrease) in Shareholders' Equity
Exercise warrants (Shares) , one				342,303
Ordinary Shares | Share Consolidation (35:1)
Increase (Decrease) in Shareholders' Equity
Balance (shares)			28,823	13,344
Share-based compensation May 14, 2024 (Shares)				27
Share-based compensation - Employees May 31, 2024 (Shares)				1,016
Share-based compensation to executive officers May 31, 2024 (Shares)				328
Scholar 08/26/2024 (Shares)				27
Private placement September 18, 2024 (Shares)				3,112
Adjustment for share consolidation (in shares)			4
Balance (shares)			30,542	28,823
Ordinary Shares | Share Consolidation (35:1) | Series A Warrants
Increase (Decrease) in Shareholders' Equity
Exercise warrants (Shares) , one			686
Exercise warrants (Shares) , two			1,029	1,188
Ordinary Shares | Share Consolidation (35:1) | Series B Warrants
Increase (Decrease) in Shareholders' Equity
Exercise warrants (Shares) , one				9,781
Additional Paid in Capital
Increase (Decrease) in Shareholders' Equity
Balance at the beginning			$ 9,870,993	$ 6,845,394
Share-based compensation May 14, 2024	$ 26,140			24,738
Share-based compensation - Employees May 31, 2024				1,129,359
Share-based compensation to executive officers May 31, 2024				362,883
Scholar 08/26/2024				26,140
Private placement September 18, 2024				403,953
Exercise of Series A Warrants - Reduce of Warrants liabilities			126,180
Deconsolidation of VIE			(2,572,437)
Adjustment for share consolidation			(4)	(3)
Balance at the end			7,747,232	9,870,993
Additional Paid in Capital | Series A Warrants
Increase (Decrease) in Shareholders' Equity
Exercise warrants, one			129,000
Exercise warrants, two			$ 193,500	89,397
Exercise of Series A Warrants - Reduce of Warrants liabilities				223,361
Additional Paid in Capital | Series B Warrants
Increase (Decrease) in Shareholders' Equity
Exercise warrants, one				$ 765,771